UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-5021

              DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including     (212) 922-6000
area code:

Date of fiscal year end:      3/31


Date of reporting period:     9/30/03


                                  FORM N-CSR

ITEM 1.      REPORTS TO STOCKHOLDERS.

             Dreyfus Premier
             Short-Intermediate
             Municipal Bond Fund

      SEMIANNUAL REPORT September 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Assets and Liabilities

                            16   Statement of Operations

                            17   Statement of Changes in Net Assets

                            19   Financial Highlights

                            23   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                Dreyfus Premier
                                                             Short-Intermediate
                                                            Municipal Bond Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Premier Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2003, through September 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Monica Wieboldt.

After a prolonged period of sluggish growth, the U.S. economy has shown signs of sustainable improvement. However, investor uncertainty regarding the strength of the recovery has produced heightened volatility in the tax-exempt fixed-income market. After most areas of the municipal bond market experienced sharp declines
during   the   summer,   prices   generally   bounced   back   in   September.

Despite recent reductions in federal tax rates, we believe that municipal bonds may become more attractive to certain investors if states and municipalities continue to raise taxes to balance their budgets. As always, we encourage you to talk with your financial advisor about ways to enjoy the benefits of tax-exempt municipal bonds as market conditions evolve.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation

October 15, 2003




DISCUSSION OF FUND PERFORMANCE

Monica Wieboldt, Portfolio Manager

How did Dreyfus Premier Short-Intermediate Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended September 30, 2003, the fund produced a 1.47% total return for Class A shares, 1.08% for Class B shares, 1.54% for Class D shares and 1.56% for Class P shares.(1) In comparison, the Lehman Brothers
3-Year Municipal Bond Index (the "Index"), the fund's benchmark, provided a total return of 1.99% for the reporting period.(2) In addition, the average total return during the same period for all funds reported in the Lipper Short Municipal Debt Funds category was 1.31%.(3)

The fund' s performance was primarily affected by heightened volatility in the fixed-income markets, including a brief but sharp decline in prices during the summer. In this environment, the fund produced slightly lower returns than its benchmark, primarily because of the effects of market volatility on maturities that are longer than those held in the Index. However, most of the fund's share classes modestly outperformed the Lipper category average.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax. The fund will invest only in municipal bonds rated investment-grade or the unrated equivalent as determined by Dreyfus. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years

The  portfolio  manager  may  buy and sell bonds based on credit quality, market
outlook   and   yield   potential.   In  selecting  municipal  bonds   The  Fun


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

for investment, the portfolio manager may assess the current interest-rate environment and the municipal bond' s potential volatility in different rate environments. The portfolio manager focuses on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund's assets may be allocated to "discount" bonds, which are bonds that sell at a price below their face value, or to "premium" bonds, which are bonds that sell at a price above their face value. The fund's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest-rate and market environment. The portfolio manager also may look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund's performance?

The fund and municipal bond market benefited during the first half of the reporting period from widespread expectations of lower interest rates in a generally weak economic environment. Despite the quick end to major combat in Iraq in the spring and strong consumer spending driven by historically low mortgage rates, many investors expected the Federal Reserve Board (the "Fed") to reduce short-term interest rates further in its ongoing effort to stimulate renewed growth. The Fed did not disappoint them, lowering the federal funds rate in late June to 1%, a 45-year low. As short-term interest rates trended lower in anticipation of the Fed's move, short- and intermediate-term bond yields also fell, producing attractive levels of capital appreciation.

In July, however, investor sentiment shifted dramatically as evidence of stronger economic growth convinced many that June's rate-cut may have been the last of the current cycle. As investors began to factor in the possibility of greater inflationary pressures, they sold bonds. As a result, municipal bond prices fell sharply, erasing earlier gains. When it became clearer later in the summer that the economy's recovery was likely to be more moderate than investors had feared, municipal bond prices bounced back, enabling the fund to produce positive total returns for the reporting period overall.


For much of the reporting period, the difference in yields between tax-exempt securities with one-year maturities and those with five-year maturities remained quite steep compared to historical averages. We took advantage of this situation by reducing the fund' s exposure to shorter-term notes and reinvesting in
securities   with   maturities   toward   the   longer   end   of   the  range.

What is the fund's current strategy?

We recently reduced the fund's average duration to make it less sensitive to investor' s shifting interest-rate expectations. In addition, because yield differences at the longer end of the short-intermediate maturity range have narrowed recently, we have tended to focus new purchases on securities with maturities between two and four years. In our view, bonds in this range should help provide the flexibility we need to react quickly to interest-rate changes. Of course, we are prepared to change the fund' s composition and average duration, as we deem appropriate, as market conditions evolve.

October 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID, AND DOES NOT TAKE INTO CONSIDERATION THE MAXIMUM INITIAL SALES CHARGE IN THE CASE OF CLASS A SHARES, OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE IMPOSED ON REDEMPTIONS IN THE CASE OF CLASS B SHARES. HAD THESE CHARGES BEEN REFLECTED, RETURNS WOULD HAVE BEEN LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE, YIELD AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE LEHMAN BROTHERS 3-YEAR MUNICIPAL BOND INDEX IS AN UNMANAGED TOTAL RETURN PERFORMANCE BENCHMARK FOR THE INVESTMENT-GRADE, GEOGRAPHICALLY UNRESTRICTED 3-YEAR TAX-EXEMPT BOND MARKET, CONSISTING OF MUNICIPAL BONDS WITH MATURITIES OF 2-4 YEARS. INDEX RETURNS DO NOT REFLECT THE FEES AND EXPENSES ASSOCIATED WITH OPERATING A MUTUAL FUND.

(3) SOURCE: LIPPER INC. -- CATEGORY AVERAGE RETURNS REFLECT THE FEES AND EXPENSES OF THE FUNDS COMPRISING THE AVERAGE.

                                                             The Fund

STATEMENT OF INVESTMENTS

September 30, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS--96.2%                                                        Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALASKA--.9%

Alaska Housing Finance Corp.

   (State Capital Project) 4%, 7/1/2005 (Inusred; MBIA)                                       2,635,000                2,765,617

ARKANSAS--.7%

Arkansas Student Loan Authority, Revenue

   (Student Loan) 5.35%, 6/1/2009                                                             2,000,000                2,127,880

CALIFORNIA--3.0%

California Department of Water Resources Power Supply,

   Revenue 5.25%, 5/1/2007 (Insured; MBIA)                                                    2,500,000                2,801,150

California Statewide Communities
   Development Authority,
   COP (The Internext Group) 4.25%, 4/1/2005                                                  1,975,000                2,029,352

Redding, Electric System Revenue, COP

   10.07%, 6/1/2005 (Insured; FGIC)                                                             550,000  (a)             575,806

Riverside County Public Financing Authority, COP

   5.125%, 5/15/2004                                                                          1,030,000                1,048,231

San Diego County, COP

   (Burnham Institute) 5.15%, 9/1/2006                                                          600,000                  639,336

Truckee-Donner Public Utility District, COP:

   2.50%, 1/1/2004                                                                              500,000                  501,380

   3%, 1/1/2005                                                                                 500,000                  508,735

   4%, 1/1/2007                                                                               1,000,000                1,053,760

COLORADO--5.7%

City and County of Denver, Airport Revenue:

   4%, 11/15/2004                                                                             1,385,000                1,427,159

   9.16%, 11/15/2005 (Insured; FGIC)                                                          5,000,000  (a,b)         5,767,050

Countrydale Metropolitan District

   3.50%, 12/1/2007 (LOC; Compass Bank)                                                       3,000,000                3,079,050

Mesa County Valley School District Number 51, COP:

   4%, 12/1/2003                                                                              1,055,000                1,058,977

   4%, 12/1/2004                                                                              1,000,000                1,024,560

Tower Metropolitan District, Improvement

   4%, 11/30/2005                                                                             5,000,000                5,234,000

CONNECTICUT--.7%

Greenwich Housing Authority, MFHR (Greenwich Close):

   5.95%, 9/1/2006                                                                              310,000                  319,505

   6.05%, 9/1/2007                                                                              330,000                  342,062

Mashantucket Western Pequot Tribe, Special Revenue

   6.50%, 9/1/2005                                                                            1,260,000                1,362,992


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--1.4%

District of Columbia:

   5%, 6/1/2005                                                                                 500,000                  529,805

   COP 5%, 1/1/2005 (Insured; AMBAC)                                                          1,000,000                1,045,750

   Tax Increment Revenue (Mandarin Oriental)

      Zero Coupon, 7/1/2005 (Insured; FSA)                                                    2,890,000                2,796,740

FLORIDA--2.9%

Highlands County Health Facilities Authority, Revenue

   (Adventist Health/Sunbelt) 3.35%, 9/1/2005                                                 4,000,000                4,121,000

Hillsborough County Industrial Development Authority,

  HR (Tampa General Hospital Project)

   4%, 10/1/2006                                                                              1,640,000                1,709,290

Lee County Industrial Development Authority,

  Health Care Facilities Revenue

  (Cypress Cove Healthpack)

   5.875%, 10/1/2004                                                                          2,000,000                2,008,480

West Orange Healthcare District, Revenue

   5.30%, 2/1/2007                                                                            1,155,000                1,240,516

GEORGIA--1.3%

Milledgeville-Baldwin County Development Authority,

   Student Housing Revenue (Georgia College and
   State University Foundation) 5%, 9/1/2004                                                  4,000,000                4,133,880

HAWAII--.4%

Kuakini, Health System Special Purpose Revenue

   5%, 7/1/2007                                                                               1,235,000                1,289,167

ILLINOIS--4.2%

Alton, Hospital Facility Revenue

  (Saint Anthonys Health Center)

   5.875%, 9/1/2006                                                                           1,210,000                1,250,148

Chicago Housing Authority, Capital Program Revenue

   5%, 7/1/2006                                                                               4,000,000                4,340,480

Chicago Transit Authority, Capital Grant Receipts,
   Revenue 4.25%, 6/1/2008 (Insured; AMBAC)                                                   2,000,000                2,078,080

Chicago Wastewater Transmission, Revenue

   5.30%, 1/1/2005 (Insured; FGIC)                                                            2,000,000                2,104,060

Flora, Revenue (Heritage Woods Project)

   3.75%, 10/23/2004
   (LOC; Federal Home Loan Bank)                                                              3,250,000                3,313,635

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INDIANA--3.5%

Indiana Development Finance Authority, SWDR

   (Waste Management Inc., Project)
   2.70%, 10/1/2004                                                                           1,000,000                1,006,480

Indiana Health Facility Financing Authority, HR

   (Methodist Hospital Inc.) 5%, 9/15/2005                                                    1,000,000                1,060,140

Indiana Secondary Market for Education Loans Inc.,

  Education Loan Revenue

   4.90%, 12/1/2005 (Insured; AMBAC)                                                          4,500,000                4,783,680

Purdue University, University Revenues

  (Purdue University Student Facilities System)

   5%, 7/1/2006                                                                               3,755,000                4,110,711

IOWA--4.8%

Ames, HR (Mary Greeley Medical Center)

   3%, 6/15/2008 (Insured; AMBAC)                                                             1,030,000                1,056,131

Ankeny Community School District,

  Sales and Services Tax Revenue

   (School Infrastructure) 4%, 7/1/2006                                                       2,560,000                2,700,288

Eddyville, PCR (Cargill Inc. Project)
   5.40%, 10/1/2006                                                                           2,760,000                3,030,038

Iowa Student Loan Liquidity Corp.,

   Student Loan Revenue 8.409%, 12/1/2005                                                     5,000,000  (a,b)         5,674,500

Polk County, Revenue

   (Catholic Health Initiatives) 4.55%, 12/1/2004                                             2,405,000                2,492,109

KANSAS--1.0%

Burlington, EIR (Kansas City Power and Light):

   4.75%, Series B, 10/1/2007                                                                 2,000,000                2,146,700

   4.75%, Series D, 10/1/2007                                                                 1,000,000                1,073,350

LOUISIANA--3.3%

Calcasieu Parish Industrial Development Board, PCR

   (Occidental Petroleum Project) 4.80%, 12/1/2006                                            3,000,000                3,217,050

Louisiana Correctional Facilities Corp., LR

   5%, 12/15/2004                                                                             2,000,000                2,084,940

Saint Charles Parish, PCR

   (Entergy Louisiana Inc. Project) 4.90%, 6/1/2005                                           4,900,000                5,054,203

MASSACHUSETTS--2.4%

Boston 4%, 2/1/2006                                                                           2,090,000                2,221,733

Massachusetts Development Finance Agency:

  EIR (Mead Westvaco Corp.)

      2.25%, 11/1/2004                                                                        1,000,000                1,000,310

   RRR (Semass System)

      5%, 1/1/2005 (Insured; MBIA)                                                            4,000,000                4,169,720


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MICHIGAN--6.2%

Michigan Hospital Finance Authority:

  (Ascension Health Credit):

      5.05%, 11/15/2004                                                                       4,025,000                4,190,226

      5.20%, 11/15/2005                                                                       2,500,000                2,698,675

   (Henry Ford Health System)

      5%, 3/1/2005                                                                            1,000,000                1,045,540

   (Sparrow Obligation Group):

      5%, 11/15/2005                                                                          1,250,000                1,330,437

      5%, 11/15/2006                                                                          1,500,000                1,624,005

      5.25%, 11/15/2008                                                                       3,000,000                3,319,830

Michigan Strategic Fund, Exempt Facility Revenue

   (Waste Management Inc. Project) 4.20%, 8/1/2004                                            5,000,000                5,056,450

MONTANA--.3%

Forsyth, PCR (Portland General) 5.20%, 5/1/2009                                               1,000,000                1,024,770

NEBRASKA--1.9%

University of Nebraska Facilities Corp., Revenue

  (University of Nebraska Medical Center

   Research Project) 4%, 2/15/2006                                                            5,460,000                5,790,385

NEVADA--1.0%

Washoe County Airport Authority,

  Airport System Improvement Revenue

   5%, 7/1/2005 (Insured; FGIC)                                                               3,025,000                3,214,728

NEW JERSEY--4.0%

New Jersey Economic Development Authority, Revenue:

  Construction

      5%, 6/15/2008                                                                           6,000,000                6,717,960

   Department of Human Services (Pooled Financing)

      4%, 7/1/2005                                                                            1,350,000                1,410,426

   First Mortgage

      (Cadbury Corp. Project)

      4.65%, 7/1/2006 (Insured; ACA)                                                          1,565,000                1,630,151

   Market Transition Facility

      5%, 7/1/2005 (Insured; MBIA)                                                            2,500,000                2,665,825

NEW MEXICO--.7%

Farmington, PCR

  Public Service (San Juan Project)

   2.75%, 4/1/2004                                                                            2,000,000                1,999,720

NEW YORK--11.2%

Long Island Power Authority, Electric System Revenue

   4.50%, 6/1/2005                                                                            2,250,000                2,354,287

New York State 5.625%, 8/15/2009                                                              5,000,000                5,449,450

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW YORK (CONTINUED)

New York State Dormitory Authoirty:

  LR (Court Facilities Lease-New York City Issue)

      5%, 5/15/2007                                                                           3,500,000                3,846,745

   (South Nassau Communities Hospital)

      5.25%, 7/1/2009                                                                           945,000                1,036,117

New York State Housing Finance Agency,

  Contract Obligation Revenue

   (Health Facilities-New York City) 5.875%, 5/1/2004                                         6,500,000                6,670,105

New York State Mortgage Agency, Revenue

   (Homeowner Mortgage) 5.15%, 9/1/2004                                                       2,745,000                2,866,878

New York State Urban Development Corp.,

  Correctional and Youth Facilities Service

   Contract Revenue 5%, 1/1/2005                                                              2,000,000                2,095,080

Tobacco Settlement Financing Corp.,

  Revenue Asset Backed

   5%, 6/1/2007                                                                               2,000,000                2,172,360

TSASC Inc., Tobacco Flexible Amortization Bonds

   5.125%, 7/15/2009                                                                          2,310,000                2,303,648

United Nations Development Corp., Revenue:

   5.10%, 7/1/2008                                                                            2,810,000                2,815,901

   5.20%, 7/1/2009                                                                            3,200,000                3,205,952

NORTH CAROLINA--1.1%

North Carolina Capital Facilities Finance Agency,

   Exempt Facilities, Revenue (Waste Management
   of Carolinas Project) 4%, 8/1/2004                                                         3,250,000                3,281,363

North Carolina Eastern Municipal Power Agency,

   Power System Revenue 5.45%, 1/1/2004                                                         250,000                  252,285

OHIO--3.2%

Hamilton County, Local District Cooling Facilities Revenue

   (Trigen Cinergy) 4.90%, 6/1/2004                                                           2,000,000                2,016,080

Lorain County, HR, Improvement (Catholic Healthcare):

   5%, 10/1/2006                                                                              3,655,000                3,965,785

   5.25%, 10/1/2007                                                                           3,515,000                3,887,379

OKLAHOMA--2.7%

Oklahoma Development Finance Authority, LR

  (Master Oklahoma State System Higher Education)

   4%, 6/1/2006                                                                               1,000,000                1,060,240

Tulsa County Independent School District:

   4%, 7/1/2005                                                                               1,125,000                1,181,171

   4%, 7/1/2006                                                                               1,125,000                1,203,221

   4%, 7/1/2007                                                                               1,125,000                1,213,763

   4%, 7/1/2008                                                                               1,160,000                1,253,983


                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

OKLAHOMA (CONTINUED)

Tulsas Port Catoosa Facilities Authority, Revenue

   (Cargill Inc. Project) 5.35%, 9/1/2006                                                     2,100,000                2,313,654

PENNSYLVANIA--3.0%

Delaware County Industrial Development Authority,

   PCR (Peco Energy Co. Project) 5.20%, 10/1/2004                                             3,000,000                3,093,990

Health Care Facilities Authority Of Sayre, Revenue

  (Guthrie Health Issue):

      5.50%, 12/1/2005                                                                        1,000,000                1,063,210

      5.50%, 12/1/2006                                                                        1,500,000                1,623,510

Montgomery County Industrial Development Authority,
   Revenue PCR (Peco Energy Co. Project)
   5.30%, 10/1/2004                                                                           3,380,000                3,482,752

RHODE ISLAND--1.4%

Rhode Island Health and Educational Building Corp.,

  Revenue (Hospital Financing)

   3%, 9/1/2006 (LOC; Fleet National Bank)                                                    1,165,000                1,199,903

Rhode Island Housing and Mortgage Finance Corp.

  (Homeowner Opportunity Notes)

   4.50%, 3/22/2004                                                                           3,000,000                3,048,480

SOUTH CAROLINA--1.1%

College of Charleston, Higher Education Facilities Revenue:

   4%, 10/1/2003 (Insured; FGIC)                                                              1,055,000                1,055,084

   4%, 10/1/2004 (Insured; FGIC)                                                              1,100,000                1,132,560

   4%, 10/1/2005 (Insured; FGIC)                                                              1,145,000                1,208,605

TEXAS--12.0%

Brazos River Authority, PCR

  (Texas Utilities Electric Co.)

   3%, 5/1/2005                                                                               5,000,000                5,006,100

Dallas-Fort Worth International Airport, Revenue

   5.50%, 11/1/2007 (Insured; MBIA)                                                           4,330,000                4,861,031

Dallas Waterworks and Sewer System, Revenue

   5%, 10/1/2006                                                                              3,500,000                3,857,805

Gulf Coast Waste Disposal Authority, SWDR

   (Quaker Oats Co. Project) 5.70%, 5/1/2006                                                  2,750,000                2,992,220

Houston Water and Sewer System, Revenue:

   5%, 12/1/2005 (Insured; MBIA)                                                              2,355,000                2,544,036

   5%, 12/1/2007 (Insured; MBIA)                                                              3,000,000                3,360,150

North Central Texas Health Facility Development Corp.,

  Revenue (Baylor Health Care System Project):

      5.50%, 5/15/2004                                                                        5,000,000                5,133,900

      5.50%, 5/15/2007                                                                        2,000,000                2,228,760

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                   Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Rio Grande City, Consolidated Independent School District

  Public Facilities Corp., LR

   6.75%, 7/15/2010 (Prerefunded 7/15/2005)                                                   6,000,000  (c)           6,634,680

South Texas Higher Education Authority Inc.,

   Student Loan Revenue 5.30%, 12/1/2003                                                        600,000                  603,804

VIRGINIA--6.0%

Fairfax County 6.68%, 6/1/2005                                                                5,000,000  (a,b)         5,488,150

Fairfax County Economic Development Authority, RRR

   5.85%, 2/1/2006 (Insured; AMBAC)                                                           4,000,000                4,380,520

Fredericksburg Industrial Development Authority,

  Hospital Facilities Revenue

   (Medicorp Health System) 5%, 8/15/2006                                                     1,665,000                1,804,627

Harrisonburg Redevelopment and Housing Authority,

   Lease Purchase Revenue 4.20%, 3/1/2004                                                     1,465,000                1,482,888

Roanoke Industrial Development Authority, HR

   (Carilion Health System) 4%, 7/1/2006                                                      3,235,000                3,445,469

Southwest Virginia Regional Jail Authority,

  Jail Facilities Grant Anticipation Notes

   3%, 9/1/2006 (Insured; MBIA)                                                               2,000,000                2,054,820

WASHINGTON--.4%

Energy Northwest, Wind Project Revenue

   4.30%, 7/1/2005                                                                            1,205,000                1,246,139

WISCONSIN--1.9%

Badger, Tobacco Asset Securitization Corp.,

  Tobacco Settlement Asset-Backed Bonds

   5.50%, 6/1/2006                                                                            2,000,000                2,054,460

Kaukauna, PCR (International Paper Co. Project)

   5.40%, 5/1/2004                                                                            3,610,000                3,691,730

U.S. RELATED--1.9%

Commonwealth of Puerto Rico:

   5%, 7/1/2008                                                                               2,000,000                2,200,060

   5%, 7/1/2008 (Insured; FSA)                                                                2,000,000                2,236,000

Virgin Islands Public Finance Authority, Revenue

   6%, 10/1/2006                                                                              1,220,000                1,320,150

TOTAL LONG-TERM MUNICIPAL INVESTMENTS

   (cost $290,352,994)                                                                                               298,209,884


                                                                                              Principal
SHORT-TERM MUNICIPAL INVESTMENTS--.6%                                                         Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA--.3%

Jacksonville PCR, VRDN

   (Florida Power and Light Co. Project) 1.25%                                                1,000,000  (d)           1,000,000

TENNESSEE--.3%

Blount County Public Building Authority, VRDN

  (Local Government Public Improvement)

   1.25% (Insured; AMBAC)                                                                     1,000,000  (d)           1,000,000

TOTAL SHORT-TERM MUNICIPAL INVESTMENTS

   (cost $2,000,000)                                                                                                   2,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $292,352,994)                                                             96.8%              300,209,884

CASH AND RECEIVABLES (NET)                                                                         3.2%               10,008,656

NET ASSETS                                                                                       100.0%              310,218,540

                                                               The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations

ACA                       American Capital Access

AMBAC                     American Municipal Bond
                          Assurance Corporation

COP                       Certificate of Participation

EIR                       Environmental Improvement
                          Revenue

FGIC                      Financial Guaranty Insurance
                          Company

FSA                       Financial Security Assurance

HR                        Hospital Revenue

LOC                       Letter of Credit

LR                        Lease Revenue

MBIA                      Municipal Bond Investors
                          Assurance Insurance
                          Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue

RRR                       Resources Recovery Revenue

SWDR                      Solid Waste Disposal Revenue

VRDN                      Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

AAA                              Aaa                             AAA                                              24.4

AA                               Aa                              AA                                               24.5

A                                A                               A                                                24.9

BBB                              Baa                             BBB                                              16.2

F1                               MIG1/P1                         SP1/A1                                            8.7

Not Rated (e)                    Not Rated (e)                   Not Rated (e)                                     1.3

                                                                                                                 100.0

(A) INVERSE FLOATER SECURITY--THE INTEREST RATE IS SUBJECT TO CHANGE PERIODICALLY.

(B)  SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT
OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM
REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT SEPTEMBER 30, 2003,
THESE SECURITIES AMOUNTED TO $16,929,700 OR 5.5% OF NET ASSETS.

(C)  BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND INTEREST
ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE EARLIEST REFUNDING
DATE.

(D)  SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
CHANGE.

(E)  SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED
SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

September 30, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           292,352,994   300,209,884

Cash                                                                  6,951,975

Interest receivable                                                   4,219,326

Receivable for shares of Beneficial Interest subscribed                 123,724

Prepaid expenses                                                         43,909

                                                                    311,548,818
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           156,674

Payable for investment securities purchased                           1,000,000

Payable for shares of Beneficial Interest redeemed                      144,606

Accrued expenses                                                         28,998

                                                                      1,330,278
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      310,218,540
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     311,929,800

Accumulated undistributed investment income--net                        177,041

Accumulated net realized gain (loss) on investments                 (9,745,191)

Accumulated net unrealized appreciation
  (depreciation) on investments                                       7,856,890
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      310,218,540

NET ASSET VALUE PER SHARE

                                                            Class A            Class B                 Class D             Class P
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                           11,128,705           1,023,840             295,294,031           2,771,964

Shares Outstanding                                          856,173              78,747              22,708,454             213,111
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                 13.00               13.00                   13.00               13.01

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      5,577,901

EXPENSES:

Management fee--Note 3(a)                                              794,027

Distribution fees--Note 3(b)                                           157,221

Legal fees                                                              77,104

Shareholder servicing costs--Note 3(c)                                  56,141

Registration fees                                                       45,084

Custodian fees                                                          18,528

Auditing fees                                                           12,672

Prospectus and shareholders' reports--Note 3(b)                          8,880

Trustees' fees and expenses--Note 3(d)                                   4,882

Loan commitment fees--Note 2                                             1,448

Miscellaneous                                                           25,508

TOTAL EXPENSES                                                       1,201,495

INVESTMENT INCOME--NET                                               4,376,406
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                                780,629

Net unrealized appreciation (depreciation) on investments            (326,180)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                 454,449

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 4,830,855

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                       September 30, 2003           Year Ended
                                              (Unaudited)     March 31, 2003(a)
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          4,376,406          11,446,283

Net realized gain (loss) on investments           780,629          (5,325,370)

Net unrealized appreciation (depreciation)
   on investments                                (326,180)          7,485,200

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     4,830,855         13,606,113
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                   (59,678)                 (97)

Class B shares                                    (3,931)                 (71)

Class D shares                                (4,285,532)         (11,506,110)

Class P shares                                   (15,150)                  (2)

Net realized gain on investments;

Class D shares                                         --             (91,687)

TOTAL DIVIDENDS                               (4,364,291)         (11,597,967)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($):

Net proceeds from shares sold:

Class A shares                                 11,499,249             102,062

Class B shares                                    909,641             106,193

Class D shares                                 33,735,766         117,224,564

Class P shares                                  2,876,803               1,000

Dividends reinvested:

Class A shares                                     42,203                  97

Class B shares                                      3,123                  71

Class D shares                                  3,698,654           9,972,153

Class P shares                                     13,339                   2

Cost of shares redeemed:

Class A shares                                  (555,844)                   --

Class D shares                               (63,932,595)        (163,953,585)

Class P shares                                  (126,310)                   --

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS          (11,835,971)         (36,547,443)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (11,369,407)         (34,539,297)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           321,587,947          356,127,244

END OF PERIOD                                 310,218,540          321,587,947

Undistributed investment income--net              177,041                  --

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                         Six Months Ended
                                       September 30, 2003           Year Ended
                                              (Unaudited)     March 31, 2003(a)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

CLASS A

Shares sold                                       888,052                7,843

Shares issued for dividends reinvested              3,259                    8

Shares redeemed                                  (42,989)                   --

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     848,322                7,851
--------------------------------------------------------------------------------

CLASS B

Shares sold                                        70,345                8,155

Shares issued for dividends reinvested                241                    6

NET INCREASE (DECREASE) IN SHARES OUTSTANDING      70,586                8,161
--------------------------------------------------------------------------------

CLASS D

Shares sold                                     2,601,978            9,012,462

Shares issued for dividends reinvested            285,105              766,629

Shares redeemed                               (4,930,507)         (12,612,483)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING  (2,043,424)         (2,833,392)
--------------------------------------------------------------------------------

CLASS P

Shares sold                                       221,740                  77

Shares issued for dividends reinvested              1,055                  --

Shares redeemed                                   (9,761)                  --

NET INCREASE (DECREASE) IN SHARES OUTSTANDING     213,034                  77

(A) THE FUND  COMMENCED  OFFERING FOUR CLASSES OF SHARES ON MARCH 12, 2003.
THE EXISTING SHARES WERE REDESIGNATED CLASS D SHARES AND THE FUND ADDED CLASS A, CLASS B AND CLASS P SHARES.

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                         Six Months Ended
                                       September 30, 2003         Year Ended
CLASS A SHARES                              (Unaudited)        March 31, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period           12.98                    13.06

Investment Operations:

Investment income--net                           .16(b)                   .02(b)

Net realized and unrealized
   gain (loss) on investments                    .03                     (.08)

Total from Investment Operations                 .19                     (.06)

Distributions:

Dividends from investment income--net           (.17)                    (.02)

Net asset value, end of period                 13.00                    12.98
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                            1.47(d)                  (.46)(d)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets         .84(e)                   1.14(e)

Ratio of net investment income
   to average net assets                       2.50(e)                   3.25(e)

Portfolio Turnover Rate                       15.13(d)                  77.91
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)        11,129                    102

(A) FROM MARCH 12, 2003 (COMMENCEMENT OF INITIAL OFFERING) TO MARCH 31, 2003.

(B) BASED ON AVERAGE SHARES OUTSTANDING.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                          Six Months Ended
                                        September 30, 2003          Year Ended
C SHARES                                      (Unaudited)      March 31, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period             12.98                 13.06

Investment Operations:

Investment income--net                             .11(b)                .01(b)

Net realized and unrealized
   gain (loss) on investments                      .03                  (.08)

Total from Investment Operations                   .14                  (.07)

Distributions:

Dividends from investment income--net             (.12)                 (.01)

Net asset value, end of period                   13.00                 12.98
--------------------------------------------------------------------------------

TOTAL RETURN (%)(C)                               1.08(d)               (.50)(d)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets           1.67(e)                1.83(e)

Ratio of net investment income
   to average net assets                          1.80(e)                1.91(e)

Portfolio Turnover Rate                           15.13(d)              77.91
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)             1,024                106

(A) FROM MARCH 12, 2003 (COMMENCEMENT OF INITIAL OFFERING) TO MARCH 31, 2003.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(C) EXCLUSIVE OF SALES CHARGE.

(D) NOT ANNUALIZED.

(E) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


                                          Six Months Ended
                                        September 30, 2003                              Year Ended March 31,
                                               (Unaudited)      -----------------------------------------------------------------
CLASS D SHARES                                                   2003(a)        2002(b)        2001         2000        1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):
Net asset value,
  beginning of period                               12.98        12.91          13.01         12.81          13.08         13.08

Investment Operations:

Investment income--net                                 .18(c)       .43(c)         .52(c)        .55            .54          .54

Net realized and unrealized
   gain (loss) on investments                          .02          .08            (.10)         .20           (.27)         .00(d)

Total from Investment Operations                       .20          .51             .42          .75            .27          .54

Distributions:

Dividends from
   investment income--net                             (.18)        (.44)           (.52)        (.55)          (.54)        (.54)

Dividends from net realized
   gain on investments                                  --         (.00)(d)          --           --           (.00)(d)       --

Total Distributions                                   (.18)        (.44)           (.52)        (.55)          (.54)        (.54)

Net asset value, end of period                       13.00        12.98           12.91        13.01          12.81        13.08
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      1.54(e)      3.99            3.24         5.96           2.10         4.23
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .75(f)       .72             .69          .71            .73           .73

Ratio of net investment income
   to average net assets                              2.76(f)      3.34            3.98         4.26           4.15          4.15

Portfolio Turnover Rate                              15.13(e)     77.91           54.94        37.77          39.10         20.68
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     295,294      321,379         356,127      280,379        270,181       303,791

(A)  THE FUND COMMENCED OFFERING FOUR CLASSES OF SHARES ON MARCH 12, 2003. THE
EXISTING SHARES WERE REDESIGNATED CLASS D SHARES AND THE FUND ADDED CLASS A,
CLASS B AND CLASS P.

(B)  AS REQUIRED, EFFECTIVE APRIL 1, 2001, THE FUND HAS ADOPTED THE PROVISIONS
OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN
AMORTIZING DISCOUNT OR PREMIUM ON A SCIENTIFIC BASIS FOR DEBT SECURITIES ON A
DAILY BASIS. THE EFFECT OF THIS CHANGE FOR THE PERIOD ENDED MARCH 31, 2002 WAS
TO INCREASE NET INVESTMENT INCOME PER SHARE BY $.01, AND DECREASE NET REALIZED
AND UNREALIZED GAIN (LOSS) ON INVESTMENTS PER SHARE BY $.01 AND INCREASE THE
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 3.96% TO 3.98%. PER
SHARE DATA AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO APRIL 1, 2001 HAVE
NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.

(C)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(D)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(E)  NOT ANNUALIZED.

(F)  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Six Months Ended
                                           September 30, 2003      Year Ended
CLASS P SHARES                                    (Unaudited)  March 31, 2003(a)
--------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                   12.98         13.06

Investment Operations:

Investment income--net                                   .15(b)        .02(b)

Net realized and unrealized
   gain (loss) on investments                            .05          (.08)

Total from Investment Operations                         .20          (.06)

Distributions:

Dividends from investment income--net                   (.17)         (.02)

Net asset value, end of period                         13.01         12.98
--------------------------------------------------------------------------------

TOTAL RETURN (%)                                        1.56(c)       (.45)(c)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                  .88(d)        .94(d)

Ratio of net investment income
   to average net assets                                2.42(d)       2.90(d)

Portfolio Turnover Rate                                15.13(c)      77.91
--------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                  2,772             1

(A) FROM MARCH 12, 2003 (COMMENCEMENT OF INITIAL OFFERING) TO MARCH 31, 2003.

(B) BASED ON AVERAGE SHARES OUTSTANDING.

(C) NOT ANNUALIZED.

(D) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Short-Intermediate Municipal Bond Fund (the "fund" ) is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., ("Mellon"), which is
a    wholly-owned    subsidiary    of    Mellon    Financial    Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class D and Class P. Class A shares are subject to a sales charge imposed at the time of purchase.
Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class P shares are sold at net asset value per share with a minimum initial investment of $100,000. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-free programs. Class A shares purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the "Service") approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Under the terms of the custody agreement, the fund received net earnings credits of $5,267 during the period ended September 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as
a    regulated    investment    company,    which    can    distribute    tax

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $8,763,023 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 2003. If not applied, $2,873,602 of the carryover expires in fiscal 2004, $82,442 expires in fiscal 2008, $304,210 expires in fiscal 2009 and $5,502,769 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2003 was as follows: tax exempt income $11,506,280 and ordinary income $91,687. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (" the Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 2003, the fund did not borrow under the Facility.

NOTE 3--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses,  exceed  with  respect  to  Class  D shares, 11_2% of the value of the
fund'   s    average    daily     The    Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

net assets, attributable to Class D shares, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended September 30, 2003, there was no expense reimbursement pursuant to the Agreement.

During the period ended September 30, 2003, the Distributor retained $692 from commissions earned on sales of the fund's Class A shares.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B and Class D shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B shares and .10 of 1% of the value of the average daily net assets of Class D shares. During the period ended September 30, 2003, Class B and Class D shares were charged $1,652 and $155,569, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class P shares pay the distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class P shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2003, Class A, Class B and Class P shares were charged $5,981, $551 and $1,561, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended September 30, 2003, the fund was charged $38,570 pursuant to the transfer agency agreement.


(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $60,000, an attendance fee of $7,500 for each in-person meeting and $500 for telephone meetings. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2003, amounted to
$47,453,506    and    $81,977,962,    respectively.

At September 30, 2003, accumulated net unrealized appreciation on investments was $7,856,890, consisting of $7,992,358 gross unrealized appreciation and $135,468 gross unrealized depreciation.

At September 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES

                       For More Information

                        Dreyfus Premier
                        Short-Intermediate
                        Municipal Bond Fund

                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  591SA0903


ITEM 2.      CODE OF ETHICS.

            Not applicable.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER SHORT-INTERMEDIATE MUNICIPAL BOND FUND

By:   /s/ Stephen E. Canter
      ---------------------
      Stephen E. Canter
      President

Date:  November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Stephen E. Canter
      ---------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  November 21, 2003

By:   /s/ James Windels
      ------------------
      James Windels
      Chief Financial Officer

Date:  November 21, 2003

                                EXHIBIT INDEX

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)